BASIS OF PRESENTATION (Details) (USD $)	6 Months Ended					6 Months Ended					6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Non-controlling interest	Jun. 30, 2012 Non-controlling interest	Dec. 31, 2011 Non-controlling interest	Jun. 30, 2011 Non-controlling interest	Dec. 31, 2010 Non-controlling interest	Jun. 30, 2012 Fifth Third	Dec. 31, 2011 Fifth Third	Dec. 31, 2011 JPDN	Dec. 31, 2009 Vantiv Holding and Transactive	Jun. 30, 2012 Vantiv Holding and Transactive	Dec. 31, 2011 Vantiv Holding and Transactive	Jun. 30, 2012 Vantiv Holding and Transactive Fifth Third	Dec. 31, 2011 Vantiv Holding and Transactive Fifth Third	Dec. 31, 2011 Vantiv Holding and Transactive JPDN	Dec. 31, 2011 Vantiv Holding	Dec. 31, 2011 Vantiv Holding Fifth Third	Dec. 31, 2011 Vantiv Holding FTPS Partners, LLC	Dec. 31, 2011 Vantiv Holding JPDN	Dec. 31, 2011 Transactive	Jun. 30, 2009 Advent	Dec. 31, 2008 Advent
Principles of consolidation
Ownership percentage by parent															60.61%	50.93%				50.93%
Ownership percentage by non-controlling interest												48.93%					39.39%	48.93%	0.14%		44.52%	4.41%
Sale Transaction
Ownership percentage acquired by parent																				50.93%			0.14%	50.93%
Ownership percentage acquired by non-controlling interest													0.14%
Basis of Presentation
Elimination of parent company equity by non-cash contribution	$ 1,162,642,000	$ 1,369,935,000	$ 1,255,720,000	$ 1,201,772,000	$ 1,194,713,000	$ 590,915,000	$ 698,495,000	$ 632,022,000	$ 599,213,000	$ 599,256,000															$ (670,212,000)	$ 436,637,000
Non-cash contribution	1,165,896,000					592,028,000								1,170,000,000
Nominal expenses associated with the transaction																									$ 4,100,000
Sponsorship agreement
Sponsorship agreement term											10 years	10 years